[redacted]

13003653

NASDAQ
THE NASDAQ OMX GROUP

Received
NOV 13 2013
Washington, DC 20549

William Slattery
Vice President
Listing Qualifications

001-3653

CERTNAS

Electronic Mail Only

November 13, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated September 18, 2012, I advised you that the Exchange had received a Form 8-A from GlobeImmune, Inc. for registration of its Common Stock, $0.001 par value per share and the Exchange had approved the security for listing and registration upon official notice of issuance.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery